Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (4,478,174)	$ (3,803,644)
Adjustments to reconcile net loss to net cash used in operating activities:
Finance Charge associated with debt issuance cost	695,947	0
Depreciation and amortization	885,653	447,132
Share-based compensation expense	582,536	671,829
Change in assets and liabilities:
Accounts receivable	(234)	36
Prepaid insurance	(53,777)	0
Prepaids and other non-current assets	(11,509)	(4,312)
Accounts payable and accrued liabilities	164,829	56,113
Net cash used in operating activities	(2,214,729)	(2,632,846)
Cash flows from investing activities:
Software capitalization	(529,503)	(1,278,625)
Purchase of property and equipment	0	(3,808)
Net cash used in investing activities	(529,503)	(1,282,433)
Cash flows from financing activities:
Net settlement of share-based compensation liability	(78,580)	(88,723)
Proceeds from related party debt, net of original issue discount	750,000	0
Proceeds from issuance of common shares, net of issuance costs	4,016,521	0
Net cash provided by (used in) financing activities	4,687,941	(88,723)
Net increase (decrease) in cash	1,943,710	(4,004,002)
Cash, beginning of period	1,661,434	6,345,291
Cash, end of period	3,605,144	2,341,289
Supplemental disclosures of cash flow information:
Cash paid for Interest	4,460	3,035
Supplemental disclosures of non-cash activity:
Reclassification of deferred offering cost	52,637	0
Original issue discount and issuance of warrants on related party debt	$ 458,004	$ 0